SUBSEQUENT EVENTS (Details) - Q S I Operations Inc - USD ($)			3 Months Ended
	Jun. 10, 2021	Apr. 20, 2021	Mar. 31, 2021
SUBSEQUENT EVENTS
Number of units granted			5,610,752
Amount of gross proceeds received	$ 511,176,000,000
Subsequent event
SUBSEQUENT EVENTS
Amount of gross proceeds received	$ 511,176
Subsequent event | Restricted stock units
SUBSEQUENT EVENTS
Number of units granted		270,000
Subsequent event | Stock options
SUBSEQUENT EVENTS
Number of options granted		1,550,000
Subsequent event | Performance shares
SUBSEQUENT EVENTS
Number of options granted		625,000